EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2015
Earnings Per Share [Abstract]
Components of the numerator for the calculation of basic and diluted earnings per share
The components of the numerator for the calculation of basic and diluted earnings per share are as follows:

	Six months ended June 30,
(in thousands of $)	2015	2014
Net income (loss) attributable to Frontline Ltd.	48,494	(90,315)
The components of the denominator for the calculation of basic EPS and diluted EPS are as follows:

	Six months ended June 30,
	2015	2014
Weighted average number of shares (000s)	136,869	95,349